Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash	$ 282,996	$ 3,308,469
Amounts receivable and other assets	307,595	85,574
Marketable securities	35,067	57,461
Total current assets	625,658	3,451,504
Non-current assets
Restricted cash	173,143	173,143
Total non-current assets	173,143	173,143
Total assets	798,801	3,624,647
Current liabilities
Accounts payable and accrued liabilities	35,965	364,099
Advanced contributions received	189,021	1,102,714
Balances due to a related parties	222,933	148,877
Director's loan	893,800
Total current liabilities	1,341,719	1,615,690
Non-current liabilities
Director's loan		763,544
Total non-current liabilities		763,544
Total liabilities	1,341,719	2,379,234
Shareholders' (deficiency) equity
Share capital	64,041,556	63,884,056
Reserves	5,105,082	5,143,022
Accumulated deficit	(69,689,556)	(67,781,665)
Total shareholders' (deficiency) equity	(542,918)	1,245,413
Total liabilities and shareholders' deficiency	$ 798,801	$ 3,624,647